Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0001900851
Registrant Name	Ambitious Entertainment, Inc.
Registration File Number	333-295935
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES